Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes [Abstract]
Income Taxes
10.	Income Taxes

As of December 31, 2011 and 2010, the Company had deferred tax assets of approximately $13,440,000 and $11,428,000, respectively, of which approximately $11,934,000 and $10,080,000 represent United States federal and state net operating loss carryforwards and start-up costs. The remaining temporary differences represent non-deductible stock option and equity expense. The related deferred tax asset has a 100% valuation allowance as of December 31, 2011 and 2010, as the Company believes it is more likely than not that the deferred tax asset will not be realized. The change in valuation allowance was approximately $2,012,000, $1,510,000 and $2,742,000 in 2011, 2010 and 2009, respectively. There are no other significant temporary differences. The net operating loss carry-forwards of approximately $19,980,000 as of December 31, 2011 will expire at various dates beginning in 2023 and ending in 2031. If an ownership change, as defined under Internal Revenue Code Section 382, occurs, the use of these carry-forwards may be subject to limitation. The effective tax rate of 0% in all periods presented differs from the statutory rate of 35% due to the valuation allowance and because the Company had no taxable income.